Grandeur Peak Global Opportunities Fund	Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.48%
Argentina — 0.92%
Globant S.A.(a)	27,349	$5,325,124

Australia — 0.15%
Fiducian Group Ltd	182,850	887,169

Belgium — 2.82%
Melexis NV	102,099	8,905,537
Warehouses De Pauw CVA(a)	112,903	3,060,109
X-Fab Silicon Foundries S.E.(a)(b)(c)	666,184	4,264,191
		16,229,837
Brazil — 1.77%
Armac Locacao Logistica E Servicos SA	1,757,200	2,724,895
Grupo Mateus SA(a)	2,244,000	2,662,407
Patria Investments Limited(a)	238,699	3,105,474
Vinci Partners Invest Ltd	149,641	1,687,950
		10,180,726
Canada — 1.25%
Aritzia Inc(a)	100,100	3,285,485
Foran Mining Corp(a)	501,000	1,407,813
Richelieu Hardware, Ltd.(a)	85,565	2,527,079
		7,220,377
China — 3.31%
Hangzhou Robam Appliances Co L	751,700	2,258,691
Man Wah Holdings Limited(a)	6,287,200	3,708,193
Shanghai Hanbell Precise Machi	991,100	2,512,714
Silergy Corp	553,008	7,675,502
Yum China Holdings Inc	96,300	2,907,196
		19,062,296
Colombia — 0.48%
Parex Resources, Inc.(a)	183,302	2,749,304

France — 5.42%
Alten SA	21,489	2,364,684
Antin Infrastructure Partners	122,243	1,655,593
bioMerieux SA	18,818	1,986,874
Neurones SA	72,340	3,297,796
Thermador Groupe	55,245	4,561,556
Virbac SA	37,083	14,124,182
Wavestone	55,799	3,243,318
		31,234,003
Germany — 3.98%
Dermapharm Holding SE	144,111	5,523,421
Elmos Semiconductor AG(a)	42,981	3,515,203
Nexus AG	72,250	4,334,774
QIAGEN N.V.	105,233	4,681,816
Schott Pharma AG & Co	58,459	2,015,825
Stabilus SE	58,754	2,876,721
		22,947,760
Hong Kong — 0.79%
Techtronic Industries Co Limited(a)	353,300	4,524,593

	Shares	Fair Value
COMMON STOCKS — 99.48% (continued)
India — 2.65%
Five-Star Business(a)	359,500	$3,255,334
Gulf Oil Lubricants India Ltd.	186,873	2,699,871
IndiaMart InterMesh Ltd	89,038	3,136,530
Indigo Paints Ltd	179,351	3,213,685
SJS Enterprises Ltd(a)	286,718	2,983,767
		15,289,187
Indonesia — 1.79%
Ace Hardware Indonesia Tbk P.T.	58,356,900	2,872,529
Arwana Citramulia Tbk P.T.	46,609,800	2,020,905
Selamat Sempurna Tbk PT	25,174,200	3,189,351
Ultrajaya Milk Industry & Trad(a)	18,240,200	2,209,914
		10,292,699
Italy — 2.79%
Diasorin SPA(a)	16,020	1,748,264
Interpump Group SpA	99,817	4,331,244
Recordati SpA(a)	108,830	5,928,269
Sesa SpA	36,798	4,045,775
		16,053,552
Japan — 14.79%
Amvis Holdings Inc	185,400	3,228,130
BayCurrent Consulting, Inc.	485,200	14,937,892
Carenet, Inc. NPV	334,100	1,219,506
Charm Care Corp KK	171,900	1,767,572
Comture Corp	162,900	2,048,005
Create SD Holdings Co Ltd	125,800	2,822,765
CrowdWorks Inc(a)	246,200	1,670,288
F&M Co Ltd	120,900	1,310,354
FP Partner Inc(a)	111,500	2,304,410
Hennge KK(a)	362,800	2,580,168
Insource Co Ltd	706,900	4,145,593
Integral Corp(a)	227,600	6,201,461
Kitz Corp(a)	387,700	2,857,423
M&A Capital Partners Company Ltd.(a)	131,000	1,855,594
MarkLines Company Ltd.(a)	247,400	4,941,489
Medley Inc(a)	124,100	3,389,089
Monotaro Company, Ltd.	209,400	2,960,378
Prestige International Inc	641,900	3,047,782
Rise Consulting Group Inc(a)	345,500	1,813,283
Seria Co Ltd	171,800	4,018,238
Strike Company Limited(a)	90,000	2,430,949
Sun* Inc(a)	381,500	2,335,102
Synchro Food Co Ltd(a)	482,000	1,592,715
ULS Group Inc	55,300	1,819,448
User Local inc	113,700	1,559,065
Visional Inc(a)	81,900	4,324,477
Yakuodo Holdings Company Limited	109,800	2,065,506
		85,246,682
Luxembourg — 1.13%
Eurofins Scientific S.E.	83,635	4,954,206
Sword Group	41,691	1,545,588
		6,499,794

Grandeur Peak Global Opportunities Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 99.48% (continued)
Mexico — 1.64%
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR(a)	69,644	$2,046,141
Grupo Financiero Banorte SAB de CV	349,100	2,621,703
Regional SAB de cv(a)	656,927	4,762,783
		9,430,627
Netherlands — 1.05%
Aalberts N.V.(a)	66,304	2,536,684
CVC Capital Partners PLC(a)	40,974	770,010
Redcare Pharmacy N.V.(a)	18,200	2,726,082
		6,032,776
Norway — 0.90%
Bouvet ASA	230,309	1,338,488
SmartCraft ASA(a)	1,373,593	3,852,953
		5,191,441
Philippines — 0.58%
Century Pacific Food, Inc.	2,929,900	1,735,472
Wilcon Depot Inc	5,330,600	1,599,458
		3,334,930
Poland — 1.31%
Dino Polska SA(a)(b)(c)	59,555	5,292,931
Inter Cars SA	17,951	2,235,044
		7,527,975
Singapore — 0.72%
Riverstone Holdings Ltd.	5,791,500	4,137,287

South Korea — 1.46%
Eo Technics Co Ltd(a)	25,905	3,372,560
Leeno Industrial Inc.(a)	25,220	3,735,235
Solum Co Ltd(a)	96,566	1,281,407
		8,389,202
Sweden — 3.54%
AddTech AB	63,852	2,061,112
Beijer Alma AB	96,576	1,979,544
Knowit AB	187,743	2,862,003
RVRC Holding AB	661,992	2,734,120
Sdiptech AB(a)	167,717	5,137,558
Swedencare AB(a)	687,769	2,976,301
Vimian Group AB(a)	841,665	2,672,278
		20,422,916
Taiwan — 1.66%
Fuzetec Technology Co Ltd(b)	278,482	554,286
M3 Technology Inc	640,000	2,468,834
Sporton International, Inc.(a)	949,151	6,537,542
		9,560,662
United Kingdom — 17.23%
Advanced Medical Solutions Group plc	647,073	2,046,041
B & M European Value Retail SA	3,223,378	19,408,300
CVS Group plc	724,145	10,657,478
Diploma plc	111,959	6,400,356
Elixirr International PLC	157,617	1,185,182
Endava plc - ADR(a)	172,255	5,488,044
Foresight Group Holdings Ltd	656,670	4,405,992
FRP Advisory Group PLC	1,207,973	2,018,246
	Shares	Fair Value
COMMON STOCKS — 99.48% (continued)
United Kingdom — 17.23% (continued)
GlobalData PLC	1,101,719	$3,044,635
Halma plc(a)	61,141	2,092,465
Impax Asset Management Group P	609,471	3,190,691
JTC plc(b)(c)	602,443	8,142,187
Marlowe plc(a)	748,142	4,233,392
Petershill Partners PLC(a)	1,147,692	3,262,032
Pets at Home Group PLC	1,113,333	4,390,424
Softcat PLC(a)	282,801	5,915,598
Victorian Plumbing Group PLC(a)	1,039,569	1,248,033
Volution Group PLC	1,557,641	10,968,122
YouGov PLC(a)	207,296	1,231,002
		99,328,220
United States — 23.47%
4Imprint Group	25,055	1,956,126
Atmus Filtration Tech(a)	92,861	2,863,833
Atricure, Inc.(a)	146,519	3,160,415
Burlington Stores, Inc.(a)	17,648	4,594,127
Charles River Laboratories International, Inc.(a)	19,707	4,810,480
Clearwater Analytics Holdings, Inc., Class A(a)	112,234	2,194,175
DigitalOcean Holdings, Inc.(a)	70,999	2,352,197
Dorman Products, Inc.(a)	34,952	3,543,084
Elastic N.V.(a)	20,635	2,263,040
Esquire Financial Holdings, Inc.	31,458	1,940,015
Etsy, Inc.(a)	50,985	3,321,163
Evercore, Inc., Class A	19,568	4,899,632
Five Below, Inc.(a)	54,881	3,992,044
Global Industrial Company	120,506	4,203,249
GQG Partners Inc	2,094,198	4,087,252
Hackett Group, Inc. (The)	98,183	2,678,433
HealthEquity, Inc.(a)	37,366	2,932,484
Insperity, Inc.	24,549	2,521,673
Insulet Corporation(a)	17,660	3,432,221
JFrog Ltd.(a)	67,577	2,605,769
Littelfuse, Inc.	73,007	19,500,899
Medpace Holdings, Inc.(a)	4,718	1,804,729
Neogen Corporation(a)	151,701	2,583,468
NV5 Global, Inc.(a)	52,311	5,395,357
Ollie’s Bargain Outlet Holdings, Inc.(a)	28,271	2,760,380
P10 Inc	530,771	5,291,787
PACS Group Inc(a)	86,613	3,100,745
PagerDuty, Inc.(a)	106,997	2,239,447
Pennant Group, Inc. (The)(a)	26,384	786,507
Perella Weinberg Partners	111,491	2,107,180
Pjt Partners, Inc., Class A	43,070	5,725,725
Qualys, Inc.(a)	45,294	6,755,146
Shoals Technologies Group, Inc., Class A(a)	334,797	2,176,181
Silicon Laboratories, Inc.(a)	16,034	1,926,164
Sitime Corporation(a)	18,514	2,628,063
Texas Roadhouse, Inc.	15,850	2,767,569
Yeti Holdings, Inc.(a)	82,975	3,431,016
		135,331,775

Grandeur Peak Global Opportunities Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 99.48% (continued)
Vietnam — 1.88%
Asia Commercial Bank JSC	3,573,165	$3,477,864
Vietnam Technological & Comm Joint-stock Bank(a)	7,994,608	7,371,643
		10,849,507
Total Common Stocks (Cost $472,543,337)		573,280,421

Total Common Stocks/ Investments — 99.48% (Cost $472,543,337)		573,280,421

Other Assets in Excess of Liabilities — 0.52%		3,013,404

NET ASSETS — 100.00%		$576,293,825

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total aggregate market value of $18,253,595, representing 3.17% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2024, the aggregate market value of these securities was $17,699,309, representing 3.07% of net assets.

Sector Composition (July 31, 2024)
Technology	23.6%
Industrials	19.5%
Financials	14.9%
Health Care	14.1%
Consumer Discretionary	13.2%
Consumer Staples	8.6%
Communications	2.5%
Materials	1.3%
Real Estate	0.9%
Energy	0.9%
Other Assets in Excess of Liabilities	0.5%
Total	100%
Industry Composition (July 31, 2024)
It Services	8.4%
Mass Merchants	5.2%
Specialty & Generic Pharma	4.5%
Application Software	4.2%
Electrical Components	4.0%
Private Equity	4.0%
Health Care Services	3.8%
Banks	3.5%
Semiconductor Devices	3.4%
Professional Services	2.9%
Food & Drug Stores	2.7%
Institutional Brokerage	2.6%
Comml & Res Bldg Equipment & Sys	2.3%
Industrial Wholesale & Rental	2.2%
Flow Control Equipment	2.1%
Investment Management	2.0%
Other Commercial Support Services	2.0%
Electronics Components	2.0%
Home Products Stores	1.9%
Health Care Supplies	1.9%
Wealth Management	1.8%
Auto Parts	1.7%
Infrastructure Software	1.5%
Life Science & Diagnostics	1.5%
Health Care Facilities	1.4%
Specialty Apparel Stores	1.4%
Engineering Services	1.4%
Other Machinery & Equipment	1.3%
Other Spec Retail - Discr	1.3%
Internet Media & Services	1.2%
Online Marketplace	1.1%
Specialty Technology Hardware	1.1%
Specialty Chemicals	1.0%
Restaurants	1.0%
Commercial Finance	1.0%
Other Industries (each less than 1%)	14.2%
Other Assets in Excess of Liabilities	0.5%
Total	100%